DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss), currency forward and option, net of tax	$ 505		$ 2,670
Accumulated other comprehensive income (loss), currency forward and option, net of tax	69		364
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Notional amounts	65,233
Fair value of derivative asset	1,099		6
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	21		996
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Financial Income Expenses Hedging Transaction	2,179	$ (539)
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	674		3,074
Fair value of derivative instruments liabilities	100		$ 40
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 48,840